Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3)	Value of Initial Fixed $100 Investment Based On Peer Group Total Shareholder Return(4)	Net Loss (in Thousands)(5)	Operating Margin(6)
2025	$14,968,623	$155,535,793	$10,730,385	$30,982,195	$2,635.71	$148.72	$(822,244)	67.25%
2024	$17,347,733	$28,950,962	$5,450,640	$8,929,967	$828.57	$159.56	$(44,635)	62.35%
2023	$5,656,500	$13,868,063	$2,914,412	$8,798,410	$737.50	$133.15	$(25,777)	68.17%

Company Selected Measure Name	operating margin
Named Executive Officers, Footnote	Compensation for our PEO, Rodney Tyler Page, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes: Gregory Mumford, Edward Farrell, Patrick Kelly, and William Iwaschuk for all of the respective years above (except that Gregory Mumford is not included for any fiscal year prior to 2025).
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the weighted average total shareholder return according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. This Peer Group represents companies in the S&P Americas SmallCap Software & Services Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.
PEO Total Compensation Amount	$ 14,968,623	$ 17,347,733	$ 5,656,500
PEO Actually Paid Compensation Amount	$ 155,535,793	28,950,962	13,868,063
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in the respective years reflect the respective amounts set forth in the Summary Compensation Table, in each case adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.
Adjustments to Determine Compensation Actually Paid to our PEO and NEOs(A)

	CEO	NEOs Average
Summary Compensation Table Total	$14,968,623	$10,730,385
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(12,479,623)	(9,635,865)
Plus Fair Value for Unvested Awards Granted in the Covered Year	43,451,078	10,436,051
Change in Fair Value of Outstanding Unvested Awards from Prior Years	19,235,408	6,092,800
Plus Fair Value for Vested Awards Granted in the Covered Year	20,414,419	5,670,688
Plus Fair Value for Vested Market-based awards	51,972,459	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	17,973,429	7,688,136
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	$155,535,793	$30,982,195
(A) Fair values set forth in the table above are computed in accordance with ASC Topic 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 10,730,385	5,450,640	2,914,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,982,195	8,929,967	8,798,410
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in the respective years reflect the respective amounts set forth in the Summary Compensation Table, in each case adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.
Adjustments to Determine Compensation Actually Paid to our PEO and NEOs(A)

	CEO	NEOs Average
Summary Compensation Table Total	$14,968,623	$10,730,385
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(12,479,623)	(9,635,865)
Plus Fair Value for Unvested Awards Granted in the Covered Year	43,451,078	10,436,051
Change in Fair Value of Outstanding Unvested Awards from Prior Years	19,235,408	6,092,800
Plus Fair Value for Vested Awards Granted in the Covered Year	20,414,419	5,670,688
Plus Fair Value for Vested Market-based awards	51,972,459	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	17,973,429	7,688,136
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	$155,535,793	$30,982,195
(A) Fair values set forth in the table above are computed in accordance with ASC Topic 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs and our TSR and Peer Group TSR.
From January 1, 2023 to December 31, 2025, cumulative TSR increased by approximately 2,536%, while cumulative TSR of our peer group increased by approximately 48.72%, compensation actually paid to the PEO increased by approximately 1,022% and the average compensation actually paid to the non-PEO NEOs increased by approximately 197% over the same period. For the three years presented, the increase in both compensation actually paid and cumulative TSR are primarily driven by the change in the Company's stock price from $0.56 as of December 31, 2022, $4.13 as of December 31, 2023, $4.64 as of December 31, 2024, to $14.76 as of December 31, 2025. Stock price is a large driver in the value of the equity incentive awards, which is a major component of compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs. In addition, one of the primary reasons that our PEO’s compensation actually paid increased much more substantially than that of our non-PEO NEOs during 2025 is due to the vesting of the first and second tranches of the Page Market Capitalization PSUs as a result of the Company’s achievement of the $5 billion and $7.5 billion market capitalization milestones during 2025.

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs and our net loss.
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs and our operating margin.
Total Shareholder Return Vs Peer Group
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs and our TSR and Peer Group TSR.
From January 1, 2023 to December 31, 2025, cumulative TSR increased by approximately 2,536%, while cumulative TSR of our peer group increased by approximately 48.72%, compensation actually paid to the PEO increased by approximately 1,022% and the average compensation actually paid to the non-PEO NEOs increased by approximately 197% over the same period. For the three years presented, the increase in both compensation actually paid and cumulative TSR are primarily driven by the change in the Company's stock price from $0.56 as of December 31, 2022, $4.13 as of December 31, 2023, $4.64 as of December 31, 2024, to $14.76 as of December 31, 2025. Stock price is a large driver in the value of the equity incentive awards, which is a major component of compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs. In addition, one of the primary reasons that our PEO’s compensation actually paid increased much more substantially than that of our non-PEO NEOs during 2025 is due to the vesting of the first and second tranches of the Page Market Capitalization PSUs as a result of the Company’s achievement of the $5 billion and $7.5 billion market capitalization milestones during 2025.

Tabular List, Table
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking “compensation actually paid” to our PEO and other NEOs for the 2025 fiscal year to the Company’s performance:

Performance Measure	What it Measures
Absolute TSR	Our stock price performance on an absolute basis
Relative TSR	Our stock price performance, reflecting returns to our stockholders relative to the S&P Americas SmallCap Software & Services Index
Operating Margin	Our revenue from bitcoin mining less cost of revenue plus power sales, divided by revenue from bitcoin mining, each as noted in the Company’s Results of Operations in the Annual Report on Form 10-K for the fiscal year ended December 31, 2025
Absolute TSR and Relative TSR were selected as important performance measures based on their clear alignment with shareholder value creation and reflection of market-based measures of value created by a company. Operating Margin was selected as an important performance measure because it reflects the core profitability of our operations by showing how efficiently we generate revenue after direct production costs, providing insight into pricing and cost management.

Total Shareholder Return Amount	$ 2,635.71	828.57	737.50
Peer Group Total Shareholder Return Amount	148.72	159.56	133.15
Net Income (Loss)	$ (822,244,000)	$ (44,635,000)	$ (25,777,000)
Company Selected Measure Amount	0.6725	0.6235	0.6817
PEO Name	Rodney Tyler Page
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.Reflects “Net Loss” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, December 31, 2024 and December 31, 2023.The Company selected operating margin as the Company-Selected Measure for 2025 because the Compensation Committee determined that it was, in addition to absolute total shareholder return and relative total shareholder return, the most important financial performance measure used in fiscal year 2025 to link compensation actually paid to our named executive officers to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,479,623)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,451,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,235,408
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,414,419
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,973,429
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value Of Market-Based Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,972,459
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,635,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,436,051
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,092,800
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,670,688
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,688,136
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value Of Market-Based Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0